Warrants - 10K (Tables)	8 Months Ended
Jan. 07, 2024
Equity [Abstract]
Schedule of Warrants
As of January 7, 2024, outstanding warrants were as follows:

	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 30, 2023	483,649	$1.31
Granted	28,864,100	9.56
Expired	—	—
Exercised	(160,149)	$0.01
Converted in connection with the reverse recapitalization	(390,100)	$1.71
Outstanding as of January 7, 2024	28,797,500	$9.58
The Company remeasures the liability-classified warrants to fair value at each reporting period. During the thirty-six weeks ended January 7, 2024, the change in the fair value was as follows:

Warrant liabilities as of April 30, 2023	$1,925
Change in fair value	409
Warrant liabilities as of July 23, 2023	$2,334
Granted to Granite Creek	1,015
Reclassification of liability-classified warrants	1,834
Issuance of contingently issuable shares	(173)
Change in fair value	(1,759)
Warrant liabilities as of October 15, 2023	$3,251
Exercised	(2,202)
Reclassification of liability-classified warrants	(940)
Issuance of public and private warrants	29,824
Change in fair value	(17,606)
Warrant liabilities as of January 7, 2024	$12,327
As of April 30, 2023, April 24, 2022, and April 25, 2021, outstanding warrants were as follows:

Warrants	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 26, 2020	186,797	$3.45
Outstanding at April 25, 2021	186,797	$3.45
Exercised	(55,791)	1.00
Outstanding at April 24, 2022	131,006	$4.49
Granted	386,119	0.20
Expired	(33,476)	1.00
Outstanding at April 30, 2023	483,649	$1.31